Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 2,532,589	$ 5,984,640
Interest-earning demand deposits in banks	3,357,039	6,925,284
Cash and cash equivalents	5,889,628	12,909,924
Interest-earning time deposits in banks	998,000	750,000
Available-for-sale securities:
Investment securities	56,164,109	55,748,263
Mortgage-backed securities	55,231,197	44,413,177
Other investments	52,502	55,481
Loans held for sale	178,833	503,003
Loans, net of allowance for loan losses of $2,879,510 and $3,007,395 at December 31, 2017 and 2016	186,557,550	184,448,003
Premises and equipment, net of accumulated depreciation of $6,643,926 and $6,519,729 at December 31, 2017 and 2016	4,260,196	4,498,653
Federal Home Loan Bank stock	490,500	363,800
Foreclosed assets held for sale, net	10,500
Cash surrender value of life insurance	7,439,062	7,271,438
Interest receivable	1,997,798	1,588,545
Deferred income taxes	1,892,749	2,738,789
Income taxes receivable		45,444
Mortgage servicing rights	547,092	552,827
Goodwill	2,726,567	2,726,567
Other assets	560,038	704,845
Total assets	324,996,321	319,318,759
Deposits
Demand	34,335,977	33,633,972
Savings, NOW and money market	146,716,676	144,857,452
Time	71,647,779	80,186,536
Total deposits	252,700,432	258,677,960
Short-term borrowings	16,112,154	7,135,182
Deferred compensation	4,874,292	4,680,268
Advances from borrowers for taxes and insurance	1,153,926	1,102,204
Interest payable	106,068	106,755
Income taxes payable	28,502
Dividends payable	181,287	179,904
Other liabilities	1,086,750	1,190,921
Total liabilities	276,243,411	273,073,194
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,812,871 - December 31, 2017 and 1,800,244 - December 31, 2016	18,129	18,002
Additional paid-in capital	14,128,221	13,908,728
Retained earnings	35,512,950	33,667,499
Accumulated other comprehensive income (loss)	(758,740)	(1,176,294)
Unallocated ESOP shares	(147,650)	(172,370)
Total stockholders' equity	48,752,910	46,245,565
Total liabilities and stockholders' equity	$ 324,996,321	$ 319,318,759